Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Schedule of Reinsurance Treaties
The amounts related to this reinsurance treaty are as follows:

Three Months Ended March 31, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$8,995	$2,699	$6,967
Maiden Insurance Company	14,992	4,498	11,612
Technology Insurance Company	5,997	1,799	4,645
Total	$29,984	$8,996	$23,224

Three Months Ended March 31, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$41,143	$14,024	$26,961
Maiden Insurance Company	71,905	23,373	44,936
Technology Insurance Company	28,762	9,058	17,974
Total	$141,810	$46,455	$89,871
The amounts related to these reinsurance treaties are as follows:

March 31, 2014	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(242)	$—	$1,329
Wesco	(833)	—	(60)
AARC	525	88	(293)

December 31, 2013	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(200)	$836	$1,359
Wesco	(1,067)	—	13
AARC	457	78	(281)

Three Months Ended March 31, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$763	$(212)	$556
Wesco	4,741	(1,252)	3,230
AARC	(293)	88	(193)

Three Months Ended March 31, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$1,155	$—	$813
Wesco	1,943	—	1,019
AARC	(290)	111	(203)

Schedule of Percentage Participation by Reinsurer
The percentage breakdown by reinsurer of such 50% is as follows:

Name of Insurer	Percentage Participation
ACP Re Ltd.	30%
Maiden Insurance Company, a subsidiary of Maiden	50%
Technology Insurance Company, a subsidiary of AmTrust	20%

Schedule of Effects of Recoveries of Acquisition Costs from Reinsured Contracts
These amounts have been netted against acquisition and other underwriting costs in the accompanying consolidated statements of income.

March 31, 2014	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$59,800	$2,971	$16,539
Maiden Insurance Company	136,607	17,734	66,313
Technology Insurance Company	39,867	1,919	11,031
Total	$236,274	$22,624	$93,883

December 31, 2013	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$74,997	$7,669	$30,604
Maiden Insurance Company	124,995	12,782	51,021
Technology Insurance Company	49,998	4,958	20,408
Total	$249,990	$25,409	$102,033